Significant Inputs Considered in Determining the Measurement of Credit Losses Recognized in Earnings for Private Residential MBS (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Lower Limit
Schedule of Available-for-sale Securities [Line Items]
Current default rate	4.00%	2.00%	2.00%
Prepayment rate	12.00%	14.00%	6.00%
Loss severity	39.00%	37.00%	35.00%
Upper Limit
Schedule of Available-for-sale Securities [Line Items]
Current default rate	8.00%	7.00%	17.00%
Prepayment rate	22.00%	22.00%	21.00%
Loss severity	46.00%	46.00%	52.00%